EXCEPTIONAL ITEMS - Exceptional Items Included in the Income Statement (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exceptional Items
Costs arising from business combinations		R$ 0.0	R$ 0.0	R$ (18.2)
COVID-19 impacts	[1]	(16.7)	(134.3)	(263.2)
Restructuring	[2]	(101.8)	(165.4)	(146.5)
Effect of application of IAS 29 (hyperinflation)		(8.2)	(11.1)	(9.3)
Stella Recall		0.0	0.0	(14.8)
Distribution agreement	[3]	0.0	(82.0)	0.0
Write-off of investments	[4]	(16.6)	(0.0)	(0.0)
Total		R$ (143.3)	R$ (392.8)	R$ (452.0)

[1]	COVID-19 expenses refer to (a) additional administrative expenses to ensure the safety of the Company’s people (increased frequency of cleaning at the Company’s facilities, providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support for some customer ecosystems, which were necessary due to the COVID-19 pandemic.
[2]	The restructuring expenses primarily related to centralized projects and resizing in the Latin America CAC and Brazil.
[3]	Refers to distribution agreement with our strategic partner in Guatemala.
[4]	Refers to an investment write-off of a business line in Canada.